Income Taxes (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended
	Jan. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax provision		$ 0	$ 0	$ 0	$ 0
Net deferred tax assets		14,900,000		14,900,000		12,300,000
Deferred tax assets, valuation allowance		6,800,000		6,800,000		8,500,000
Proceeds from capital raising activities	$ 47,300,000